Financial instruments and risk management (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial liabilities
Financial liabilities	$ 5,037,600	$ 5,249,024	$ 4,047,937
Financial debt [Member]
Financial liabilities
Financial liabilities	(5,037,600)	(5,249,024)	(4,047,937)
Trade payables, sundry creditors and expenses payable [Member]
Financial liabilities
Financial liabilities	(4,593,344)	(4,163,443)	(4,095,089)
Due to related parties [Member]
Financial liabilities
Financial liabilities	(147,514)	(55,252)	(189,966)
Cash and cash equivalent [Member]
Financial assets
Financial assets	17,901,845	16,112,268	14,681,204
Investment in securities at fair value through profit or loss [Member]
Financial assets
Financial assets	550,068	1,127,841	970,292
Accounts receivables [Member]
Financial assets
Financial assets	2,444,013	2,599,208	2,524,942
Due from related parties [Member]
Financial assets
Financial assets	99	326	148,855
Long-term receivables [Member]
Financial assets
Financial assets	171,222	162,337	161,690
Derivative financial instruments [Member]
Financial assets
Financial assets	6,570	0	8,308
Financial liabilities
Financial liabilities	0	(6,821)	0
Other Financial Assets [Member]
Financial assets
Financial assets	$ 66,177	$ 64,629	$ 65,509